Consolidated Balance Sheets - USD ($)		Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash and cash equivalents		$ 9,742,886	$ 4,814,568
Accounts receivable, net		16,267,835	6,644,774
Amount due from underwriter on the over-allotment		1,472,592
Prepayments, deposits and other assets, net		1,231,217	578,391
Prepaid income tax		206,361	169,557
Amount due from related parties		131,321	118,006
Total Current Assets		29,052,212	12,325,296
Property and equipment, net		333,897	273,347
Intangible assets, net		260,059	305,464
Goodwill		173,560	195,080
Escrow receivable		200,000
Prepayments, deposits and other assets, net		119,372	123,783
Long-term investment - equity method		142,590
Long-term investment - cost method		151,124
Deferred tax assets, net		512,097	298,953
Total Assets		30,944,911	13,521,923
Current liabilities
Short-term bank loans		2,553,989
Accounts payable and other current liabilities		1,454,770	239,165
Tax payables		904,850	640,864
Deferred revenue		125,080	110,631
Customer deposits		200,836	97,740
Salaries and benefits payable		7,341,688	5,392,434
Amounts due to related parties		208,342	1,729,791
Total Current Liabilities		12,789,555	8,210,625
Commitments and Contingencies
Shareholders' Equity
Common share, $0.0001 par value; 100,000,000 shares authorized; 13,590,000 shares issued and outstanding as of June 30, 2018 and 11,290,000 shares issued and outstanding as of June 30, 2017	[1]	1,359	1,129
Additional paid-in capital		17,285,543	7,120,943
Statuary reserves		1,118,467	680,671
Accumulated deficit		(524,618)	(2,521,285)
Accumulated other comprehensive loss		(401,677)	(447,270)
Total CLPS Incorporation's Shareholders' Equity		17,479,074	4,834,188
Non-controlling Interests		676,282	477,110
Total Shareholders' Equity		18,155,356	5,311,298
Total Liabilities and Shareholders' Equity		$ 30,944,911	$ 13,521,923

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance.